                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)     DESCRIPTION                                                           COUPON           MATURITY                VALUE
          MUNICIPAL BONDS    150.2%
          ALABAMA    2.6%
$   915   Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser A (AMBAC Insd)       5.125%          08/15/16           $      972,004
  1,380   Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser A (AMBAC Insd)       5.250           08/15/18                1,481,292
  1,480   Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (AMT) (MBIA Insd)           5.600           12/01/20                1,579,944
                                                                                                                    ---------------
                                                                                                                         4,033,240
                                                                                                                    ---------------

          ALASKA    1.5%
  2,110   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                             5.750           10/01/18                2,365,816
                                                                                                                    ---------------

          ARIZONA    4.2%
  1,765   Arizona Sch Facs Brd Ctf Part Ser B (FSA Insd) (a)                     5.250           09/01/18                1,910,754
  2,000   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)         5.375           07/01/29                2,014,380
  1,355   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj
          Tucson Ser A Rfdg (FSA Insd)(a)                                        7.250           07/15/10                1,427,492
  1,150   Tucson, AZ Wtr Rev Rfdg (FGIC Insd)                                    5.500           07/01/17                1,274,165
                                                                                                                    ---------------
                                                                                                                         6,626,791
                                                                                                                    ---------------

          CALIFORNIA    7.0%
  1,960   California St Pub Wks Brd Dept Corrections Ser E (XLCA Insd)           5.000           06/01/17                2,081,108
  2,000   California Stwide Cmnty Pooled Fin Pgm Ser S (FSA Insd)                5.250           10/01/19                2,154,200
  2,000   Huntington Pk, CA Pub Fin Ser A Rfdg (FSA Insd)                        5.250           09/01/18                2,186,440
  1,340   Jurupa, CA Uni Sch Dist Election 2001 (FGIC Insd)                      5.000           08/01/22                1,386,632
  3,000   Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)                   5.500           08/01/17                3,293,610
                                                                                                                    ---------------
                                                                                                                        11,101,990
                                                                                                                    ---------------

          COLORADO    2.3%
  1,000   Sand Creek Metro Dist CO Impt Rfdg (XLCA Insd)                         5.000           12/01/17                1,048,990
  2,425   Weld Cnty, CO Sch Dist No 006 (FSA Insd) (b)                           5.500           12/01/19                2,663,523
                                                                                                                    ---------------
                                                                                                                         3,712,513
                                                                                                                    ---------------

          CONNECTICUT    1.3%
  1,000   Connecticut St Ser C (FGIC Insd)                                       5.000           04/01/24                1,025,770
  1,000   New Haven, CT Ser B Rfdg (FGIC Insd)                                   5.250           11/01/14                1,099,980


                                                                                                                    ---------------
                                                                                                                         2,125,750
                                                                                                                    ---------------

          DISTRICT OF COLUMBIA    2.1%
  2,035   District of Columbia Tax Increment Rev Gallery Place Proj (FSA Insd)    5.500           07/01/14               2,231,703
  1,000   District of Columbia Tax Increment Rev Gallery Place Proj (FSA Insd)    5.500           07/01/15               1,089,940

                                                                                                                    ---------------
                                                                                                                         3,321,643
                                                                                                                    ---------------

          FLORIDA    5.4%
  2,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                        5.950           07/01/20               2,075,360
  1,445   Hillsborough Cnty, FL Aviation Tampa Intl Arpt Ser A (AMT) (MBIA
          Insd)                                                                   5.375           10/01/16               1,545,211
  2,000   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)          5.375           10/01/27               2,037,020
    565   Orange Cnty, FL Hsg Fin Auth Single Family Mtg Rev Ser A (AMT) (GNMA
          Collateralized)                                                         6.200           10/01/16                 586,391
  2,000   Pasco Cnty, FL Solid Waste Disp & Res Recovery Sys Rev (AMT) (AMBAC
          Insd)                                                                   6.000           04/01/11               2,225,820
                                                                                                                    ---------------
                                                                                                                         8,469,802
                                                                                                                    ---------------

          GEORGIA    6.0%
  3,145   Atlanta, GA Dev Auth Rev Yamacraw Design Ctr Proj Ser A (MBIA Insd)     5.375           01/01/17               3,414,904
  3,620   Atlanta, GA Dev Auth Rev Yamacraw Design Ctr Proj Ser A (MBIA Insd)     5.375           01/01/18               3,918,360
  1,860   George L Smith II GA Wrld Congress Ctr Auth Rev Domed Stad Proj Rfdg
          (AMT) (MBIA Insd)                                                       6.000           07/01/10               2,093,374
                                                                                                                    ---------------
                                                                                                                         9,426,638
                                                                                                                    ---------------

          HAWAII    2.3%
  2,000   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Proj Ser C
          (AMT) (AMBAC Insd)                                                      6.200           11/01/29               2,209,680
  1,250   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Ser D Rfdg
          (AMT) (AMBAC Insd)                                                      6.150           01/01/20               1,379,812
                                                                                                                    ---------------
                                                                                                                         3,589,492
                                                                                                                    ---------------

          ILLINOIS    21.2%
  2,000   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                                *           01/01/32                 432,900
  2,000   Chicago, IL Cap Apprec City Colleges (FGIC Insd)                            *           01/01/29                 510,240
  2,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Second Lien Ser A (AMT)
          (AMBAC Insd)                                                            5.500           01/01/16               2,121,580
  2,705   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser E Rfdg (CIFG
          Insd)                                                                   5.250           01/01/20               2,862,458
  5,000   Chicago, IL O'Hare Intl Arpt Rev RR II (Variable Rate Coupon) (AMT)
          (Acquired 08/18/03, Cost $5,305,096) (FSA Insd)(c)                     10.280           01/01/22               5,779,500
  1,000   Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)                           5.500           01/01/18               1,090,060
  5,000   Chicago, IL Proj & Rfdg (FGIC Insd)                                     5.250           01/01/28               5,099,050
  3,000   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                 5.500           01/01/40               3,111,540
  1,770   Glenwood, IL (FSA Insd)                                                 5.375           12/01/30               1,826,286
  1,000   Illinois Ed Fac Auth Rev Robert Morris College (MBIA Insd)              5.800           06/01/30               1,072,360
  3,000   Illinois St First Ser (FGIC Insd)                                       5.500           02/01/16               3,302,250



  1,500   Illinois St First Ser (FGIC Insd)                                      5.500           02/01/17                1,650,315
  2,000   Illinois St First Ser (FGIC Insd)                                      5.500           02/01/18                2,190,760
  1,260   Kendall, Kane & Will Cntys, IL (FGIC Insd)                             5.500           10/01/12                1,402,115
  1,050   Kendall, Kane & Will Cntys, IL Ser B (FGIC Insd)                       5.000           10/01/22                1,074,318
                                                                                                                    ---------------
                                                                                                                        33,525,732
                                                                                                                    ---------------

          INDIANA    3.5%
  1,000   Baugo, IN Sch Bldg Corp First Mtg Ser A (AMBAC Insd)                   5.125           01/15/25                1,018,770
  1,875   Indianapolis, IN Loc Pub Impt Ser C (AMBAC Insd)                       5.125           01/10/17                1,979,456
  1,235   Indianapolis, IN Loc Pub Impt Ser D (AMBAC Insd)                       5.500           02/01/21                1,331,120
  1,195   Saint Joseph Cnty, IN Econ Dev Saint Mary's College Proj
          (MBIA Insd)                                                            5.125           04/01/28                1,207,667
                                                                                                                    ---------------
                                                                                                                         5,537,013
                                                                                                                    ---------------

          KANSAS    1.5%
  2,095   Kansas St Dev Fin Auth Lease Juvenile Justice Auth Ser D
          (MBIA Insd)                                                            5.250           05/01/15                2,266,518
     50   Olathe Labette Cnty, KS Single Family Mtg Rev Coll Ser A-I
          Rfdg (AMT) (GNMA Collateralized)                                       8.100           08/01/23                   52,580
                                                                                                                    ---------------
                                                                                                                         2,319,098
                                                                                                                    ---------------

          KENTUCKY    1.9%
  1,850   Kenton Cnty, KY Arpt Brd Rev Cincinnati Northn KY Ser B (AMT)
          (MBIA Insd)                                                            5.500           03/01/18                1,973,006
  1,000   Louisville & Jefferson Cnty, KY Ser C (AMT) (FSA Insd)                 5.250           07/01/22                1,028,280
                                                                                                                    ---------------
                                                                                                                         3,001,286
                                                                                                                    ---------------

          LOUISIANA    5.6%
  3,145   Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles
          Mem Hosp Proj Ser A (Connie Lee Insd)                                  6.650           12/01/21                3,204,063
  1,505   Greater New Orleans Expwy Impt Rfdg (AMBAC Insd)                       5.000           11/01/18                1,585,216
  1,315   Greater New Orleans Expwy Impt Rfdg (AMBAC Insd)                       5.000           11/01/19                1,377,923
  1,000   Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta Square Proj (AMT)
          (GNMA Collateralized)                                                  6.450           09/01/27                1,054,800
  1,465   New Orleans, LA Audubon Commn Aquarium Ser A Rfdg (FSA Insd)           5.000           10/01/12                1,600,307
                                                                                                                    ---------------
                                                                                                                         8,822,309
                                                                                                                    ---------------

          MASSACHUSETTS    1.4%
  2,000   Massachusetts St Dev Fin Agy Sys Ser A (MBIA Insd)                     5.625           01/01/15                2,199,380
                                                                                                                    ---------------

          MICHIGAN    5.2%
  1,000   Detroit, MI Ser A (XLCA Insd)                                          5.250           04/01/23                1,034,770
  1,335   Ludington, MI Area Sch Dist (MBIA Insd)                                5.250           05/01/21                1,418,825
  4,250   Michigan St Ctf Part (AMBAC Insd)                                      5.500           06/01/27                4,446,648
  1,000   Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll Detroit
          Edison Co Ser AA Rfdg (FGIC Insd)                                      6.950           09/01/22                1,289,130
                                                                                                                    ---------------
                                                                                                                         8,189,373




          MISSISSIPPI    1.8%
    253   Mississippi Home Corp Single Family Rev Mtg Access Pgm Ser D (AMT)
          (GNMA Collateralized)                                                  8.100           12/01/24                  266,320
    140   Mississippi Home Corp Single Family Rev Mtg Access Pgm Ser E (AMT)
          (GNMA Collateralized)                                                  8.100           12/01/25                  147,087
  2,500   Mississippi Hosp Equip & Fac Auth Rev Rush Med Fndtn Proj (Connie
          Lee Insd)                                                              6.700           01/01/18                2,509,650
                                                                                                                    ---------------
                                                                                                                         2,923,057
                                                                                                                    ---------------

          MISSOURI    2.0%
  1,050   Grandview, MO Ctf Part (FGIC Insd)                                     5.250           01/01/18                1,125,548
  1,000   Missouri St Hsg Dev Commn Multi-Family Hsg Brookstone Ser A (AMT)
          (FSA Insd)                                                             6.000           12/01/16                1,043,030
  1,000   Missouri St Hsg Dev Commn Multi-Family Hsg Truman Farm Ser A
          (Variable Rate Coupon)(AMT)(FSA Insd)                                  5.750           10/01/11                1,043,060
                                                                                                                    ---------------
                                                                                                                         3,211,638
                                                                                                                    ---------------

          NEBRASKA    0.6%
    985   Nebraska Invt Fin Auth Multi-Family Rev Hsg Summit Club Apt Proj
          (AMT) (FSA Insd)                                                       5.700           10/01/12                1,019,180
                                                                                                                    ---------------

          NEVADA    2.5%
  4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
          (AMBAC Insd)                                                           5.250           07/01/34                3,981,280
                                                                                                                    ---------------

          NEW MEXICO    0.2%
    355   New Mexico Mtg Fin Auth Single Family Mtg Pgm A2 (AMT) (GNMA
          Collateralized)                                                        6.050           07/01/16                  365,004
                                                                                                                    ---------------

          NEW YORK    6.0%
  1,000   Buffalo, NY Sch Ser B (MBIA Insd)                                      5.375           11/15/18                1,087,700
  1,800   New York City Transitional Future Tax Secd Ser D (MBIA Insd)           5.250           02/01/18                1,934,640
  3,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA Insd)                 5.250           04/01/18                3,211,650
  3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
          (AMT) (MBIA Insd)                                                      5.750           12/01/25                3,185,370
                                                                                                                    ---------------
                                                                                                                         9,419,360
                                                                                                                    ---------------

          NORTH CAROLINA    1.7%
  1,585   Brunswick Cnty, NC Enterprise Ser A (FSA Insd)                         5.250           04/01/24                1,662,697
  1,000   Iredell Cnty, NC Ctf Part Pub Fac Proj (AMBAC Insd)                    5.250           10/01/20                1,064,670
                                                                                                                    ---------------
                                                                                                                         2,727,367
                                                                                                                    ---------------

          OHIO    5.8%
  2,500   Cuyahoga Falls, OH Ser 1 (FGIC Insd)                                   5.250           12/01/17                2,701,425
  1,820   Garfield Heights, OH City Sch Dist Sch Impt (MBIA Insd)                5.500           12/15/19                1,999,361
  1,000   New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B (AMBAC Insd)             5.500           10/01/17                1,105,120
  1,385   Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd Sec Ser C (AMT) (GNMA
          Collateralized)                                                        4.900           03/01/11                1,436,647


  1,715   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser A (FSA Insd)           5.500           04/01/18                1,883,602
                                                                                                                    ---------------
                                                                                                                         9,126,155
                                                                                                                    ---------------

          OKLAHOMA    0.9%
  1,250   Tulsa, OK Arpt Impt Tr Gen Rev Ser A (AMT) (FGIC Insd)                 6.000           06/01/20                1,433,763
                                                                                                                    ---------------

          OREGON    3.9%
  1,740   Linn Cnty, OR Sch Dist No 055 Sweet Home (FSA Insd)                    5.500           06/15/20                1,896,652
  2,150   Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A (MBIA Insd)           5.500           01/01/16                2,344,618
  1,715   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                            5.250           11/01/18                1,838,394
                                                                                                                    ---------------
                                                                                                                         6,079,664
                                                                                                                    ---------------

          PENNSYLVANIA    7.3%
  2,000   Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth Sys Inc
          (Escrowed to Maturity)(AMBAC Insd)                                     5.625           08/15/26                2,139,440
  5,000   Philadelphia, PA Auth Indl Dev Lease Rev Ser B (FSA Insd)              5.500           10/01/15                5,543,400
  2,300   Philadelphia, PA Redev Auth Rev Neighborhood Transformation Ser A
          (FGIC Insd)                                                            5.500           04/15/22                2,462,932
  1,300   York Cnty, PA Sch Technology (FGIC Insd)                               5.375           02/15/17                1,413,035
                                                                                                                    ---------------
                                                                                                                        11,558,807
                                                                                                                    ---------------

          RHODE ISLAND    2.8%
  1,500   Rhode Island Port Auth & Econ Dev Corp Arpt Rev Ser A (AMT) (FSA Insd) 7.000           07/01/14                1,779,465
  1,000   Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA Insd)                   5.000           07/01/18                1,022,330
  1,545   Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA Insd)                   5.000           07/01/21                1,559,987
                                                                                                                    ---------------
                                                                                                                         4,361,782
                                                                                                                    ---------------

          SOUTH CAROLINA    2.4%
  3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser B
          (AMT) (AMBAC Insd)                                                     5.450           11/01/32                3,840,488
                                                                                                                    ---------------

          SOUTH DAKOTA    0.7%
    990   South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm Ser A (AMBAC
          Insd)                                                                  5.400           08/01/13                1,077,863
                                                                                                                    ---------------

          TENNESSEE    3.2%
  4,315   Metropolitan Nashville Arpt Auth TN Arpt Rev Impt Ser A Rfdg (FGIC
          Insd)                                                                  6.600           07/01/15                4,982,228
                                                                                                                    ---------------

          TEXAS    17.1%
    500   Austin, TX Cmnty College Dist (AMBAC Insd)                             5.000           08/01/17                  526,855
  1,085   Brazos River Auth, TX Johnson Cnty Surface Rfdg (AMT) (AMBAC Insd)     5.800           09/01/11                1,151,500
  2,675   Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd)                     5.375           02/15/18                2,894,109
  2,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A (AMT) (MBIA Insd)    5.500           11/01/33                2,053,060



  2,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT) (FGIC
          Insd)                                                                  5.875           11/01/17                2,216,000
  1,500   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT) (FGIC
          Insd)                                                                  5.875           11/01/18                1,655,970
  5,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT) (FGIC
          Insd)                                                                  5.500           11/01/31                5,115,000
  1,820   Galveston Cnty, TX Ctf Oblig Ser C (AMBAC Insd)                        5.250           02/01/20                1,930,729
  1,800   Midland, TX Ctf Oblig Arpt Sub Lien (AMT) (FSA Insd)                   5.850           03/01/13                1,889,964
  5,000   Texas St Tpk Auth Cent TX Tpk First Tier Ser A (AMBAC Insd)            5.500           08/15/39                5,222,950
  1,000   Trinity River Auth TX Rev Impt Tarrant Cnty Wtr Proj Rfdg (MBIA
          Insd)                                                                  5.500           02/01/19                1,088,050
  1,150   Wichita Falls, TX Wtr & Swr Rev Priority Lien (AMBAC Insd)             5.375           08/01/17                1,249,694
                                                                                                                    ---------------
                                                                                                                        26,993,881
                                                                                                                    ---------------

          VIRGINIA    1.0%
  1,495   Harrisonburg, VA Redev & Hsg Auth Multi-Family Hsg Rev (AMT) (FSA
          Insd)                                                                  6.200           04/01/17                1,559,106
                                                                                                                    ---------------

          WASHINGTON    10.3%
  2,000   Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev Chelan Hydro Ser A
          (AMT) (MBIA Insd)                                                      5.600           01/01/36                2,066,240
  1,855   Grant Cnty, WA Pub Util Dist No 2 Priest Rapids Hydro Elec Rev
          Second Ser D (AMT)(AMBAC Insd)                                         6.000           01/01/13                1,996,407
  1,460   Grant Cnty, WA Pub Util Dist No 2 Priest Rapids Hydro Elec Rev
          Second Ser D (AMT)(AMBAC Insd)                                         6.250           01/01/17                1,578,304
  2,235   Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro Elec Rev Second Ser
          D (AMT) (AMBAC Insd)                                                   6.000           01/01/13                2,405,374
  1,770   Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro Elec Rev Second Ser
          D (AMT) (AMBAC Insd)                                                   6.250           01/01/17                1,913,423
  1,155   Pierce Cnty, WA (AMBAC Insd)                                           5.750           08/01/13                1,298,590
  2,760   Spokane Cnty, WA Sch Dist No 363 (FGIC Insd)                           5.250           12/01/21                2,921,764
  1,940   Thurston & Pierce Cntys, WA (FSA Insd)                                 5.250           12/01/18                2,077,856
                                                                                                                    ---------------
                                                                                                                        16,257,958
                                                                                                                    ---------------

          WISCONSIN    1.1%
  1,610   Wisconsin St Ser 3 Rfdg (FGIC Insd)                                    5.250           05/01/22                1,703,702
                                                                                                                    ---------------

          PUERTO RICO    3.9%
  5,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg (FSA Insd)
          (d)                                                                    6.250           07/01/21                6,098,750
                                                                                                                    ---------------

TOTAL LONG-TERM INVESTMENTS    150.2%
   (Cost $225,558,078)                                                                                                 237,088,899
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS    5.9%
  3,900   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Adj Ser G (FGIC
          Insd)                                                                  1.080           06/15/24                3,900,000
     50   Orange Cnty, CA San Dist Ctf Part Rfdg (AMBAC Insd)                    1.080           08/01/16                   50,000
  1,380   Orange Cnty, FL Sch Brd Ctf Ser B (MBIA Insd)                          1.100           08/01/27                1,380,000



  3,400   Pinellas Cnty, FL Hlth Fac Pooled Hosp Ln Pgm Rfdg (AMBAC Insd)        1.120           12/01/15                3,400,000

    500   South Fork Muni Auth PA Hosp Rev Conemaugh Hlth Sys Ser A (MBIA
          Insd)                                                                  1.080           07/01/28                  500,000
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,230,000)                                                                                                     9,230,000
                                                                                                                    ---------------

TOTAL INVESTMENTS    156.1%
   (Cost $234,788,078)                                                                                                 246,318,899

OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                                                            1,531,125

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.0%)                                                          (90,052,949)
                                                                                                                    ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $157,797,075
                                                                                                                    ===============


Percentages are calculated as a percentage of net assets applicable to common shares.

*            Zero coupon bond

(a)          Securities purchased on a when-issued or delayed delivery basis.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.7% of net assets applicable to common shares.

(d)          Security converts to a fixed coupon rate at a predetermined date.

AMBAC      - AMBAC Indemnity Corp.
AMT        - Alternative Minimum Tax
CIFG       - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC       - Financial Guaranty Insurance Co.
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
MBIA       - Municipal Bond Investors Assurance Corp.
XLCA       - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2004:


                                                                                           UNREALIZED
                                                                                          APPRECIATION/
SHORT CONTRACTS:                                                    CONTRACTS             DEPRECIATION
            U.S. Treasury Notes 5-Year Futures September 04
            (Current Notional Value of $109,500 per contract)             367                  (661,009)

            U.S. Treasury Notes 10-Year Futures September 04
            (Current Notional Value of $110,719 per contract)              74                  (220,001)
                                                                    ---------             -------------
                                                                          441             $    (881,010)
                                                                    =========             =============



Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Insured Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004